Consolidated Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2013	Mar. 31, 2012
INCOME STATEMENT
Revenues	$ 388,746	$ 8,142	$ 1,893,865	$ 120,939	$ 2,168,093	$ 1,300
Cost of revenues
Farm Produce	0	0	758,809	0	1,789,034	0
Farm expenses	4,925	66,743	318,234	66,743	94,547	523,746
Farm field lease	0	6,250	0	21,250	21,250	7,500
Farm Management Services Related Parties	60,000	60,000	180,000	652,550	712,550	180,000
Total cost of revenues	64,925	132,993	1,257,043	740,543	2,617,381	711,246
Gross margin	323,821	(124,851)	636,822	(619,604)	(449,288)	(709,946)
Operating expenses:
Directors' fees	7,813	93,750	195,313	281,250	375,000	187,500
Professional fees	178,135	123,356	487,867	352,031	454,958	255,959
Research and development	71,930	0	262,810	118,669	177,169	206,191
Salary and compensation - officer	0	0	600,000	0	0	750,000
Salary and compensation - others	378	59,105	66,556	110,982	190,549	0
General and administrative expenses	133,641	69,302	387,040	204,616	412,409	113,742
Total operating expenses	391,897	345,513	1,999,586	1,067,548	1,610,085	1,513,392
Income (Loss) from operations	(68,076)	(470,364)	(1,362,764)	(1,687,152)	(2,059,373)	(2,223,338)
Other (income) expense:
Change in fair value of derivative liability	(40,105)	(73,723)	(675,949)	(305,244)	74,308	0
Debt discount	63,263	0	626,446	0
Debt settlement loss	561,077	0	561,077	0
Excess of fair value of warrants over notes, net of OID	38,075	0	38,075	0
Financing cost	8,000	2,807	30,000	16,125	28,625	70,500
Foreign currency transaction gain (loss)	0	1	0	1,316	1,316	0
Interest expense	75,613	10,130	123,516	40,462	86,400	29,757
Interest income					0	(44)
Other (income) expense	83,343	0	83,343	0
Total other (income) expense	789,266	(60,785)	786,508	(247,341)	190,649	100,213
Loss before income tax provision and non-controlling interest	(857,342)	(409,579)	(2,149,272)	(1,439,811)	(2,250,022)	(2,323,551)
Income tax provisions	0	0	0	0	0	0
Net loss before non-controlling interest	(857,342)	(409,579)	(2,149,272)	(1,439,811)	(2,250,022)	(2,323,551)
Net loss attributable to the non-controlling interest	(25,932)	(44,978)	(131,788)	(97,338)	(214,158)	0
Net income (loss) attributable to Stevia Corp.	$ (831,410)	$ (364,601)	$ (2,017,484)	$ (1,342,473)	$ (2,035,864)	$ (2,323,551)
Net loss per common share - Basic and diluted	$ (0.01)	$ (0.01)	$ (0.03)	$ (0.02)	$ (0.03)	$ (0.05)
Weighted average common shares outstanding - basic and diluted	79,632,959	63,225,253	72,842,975	61,613,572	62,092,487	45,093,271